Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Apr. 17, 2020
Balance (in Shares) at Apr. 17, 2020				[1]
Issuance of Class B common stock to Sponsor			$ 863		24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		8,625,000
Net income (loss)						(359)	(359)
Balance at Jun. 30, 2020			$ 863		24,137	(359)	24,641
Balance (in Shares) at Jun. 30, 2020	[1]		8,625,000
Balance at Apr. 17, 2020
Balance (in Shares) at Apr. 17, 2020				[1]
Issuance of Class B common stock to Sponsor	[2]		$ 863		24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[2]		8,625,000
Net income (loss)						(1,294)	(1,294)
Balance at Dec. 31, 2020			$ 863		24,137	(1,294)	23,706
Balance (in Shares) at Dec. 31, 2020			8,625,000	[3]
Balance at Jun. 30, 2020			$ 863		24,137	(359)	24,641
Balance (in Shares) at Jun. 30, 2020	[1]		8,625,000
Net income (loss)						(938)	(938)
Balance at Sep. 30, 2020			$ 863		24,137	(1,297)	23,703
Balance (in Shares) at Sep. 30, 2020			8,625,000	[1]
Balance at Dec. 31, 2020			$ 863		24,137	(1,294)	23,706
Balance (in Shares) at Dec. 31, 2020			8,625,000	[3]
Sale of Private Placement Class A common stock		$ 70			6,782,493		6,782,563
Sale of Private Placement Class A common stock (in Shares)		700,000
Forfeiture of common stock to sponsor at $0.0001 par value			$ (113)		113
Forfeiture of common stock to sponsor at $0.0001 par value (in Shares)			(1,125,000)
Accretion for redeemable shares of Class A common stock to redemption value					(6,806,743)	(9,088,013)	(15,894,756)
Net income (loss)						(3,173,250)	(3,173,250)
Balance at Mar. 31, 2021		$ 70	$ 750			(12,262,557)	(12,261,737)
Balance (in Shares) at Mar. 31, 2021		700,000	7,500,000
Net income (loss)						1,800,972	1,800,972
Balance at Jun. 30, 2021		$ 70	$ 750			(10,461,585)	(10,460,765)
Balance (in Shares) at Jun. 30, 2021		700,000	7,500,000
Net income (loss)						862,906	862,906
Balance at Sep. 30, 2021		$ 70	$ 750			$ (9,598,679)	$ (9,597,859)
Balance (in Shares) at Sep. 30, 2021		700,000	7,500,000

[1]	This number has been adjusted to reflect the cancellation of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. This number has been retroactively adjusted to reflect the cancellation of 5,750,000 Founder Shares in October 2020 and 5,750,000 Founder Shares in January 2021 (see Note 6).
[3]	This number has been adjusted to reflect the cancellation of 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6)